Taxes - After-tax Accrual for Payment of Interest and Penalties in Consolidated Balance Sheet (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income tax examination, penalties and interest accrued	$ 269	$ 142